Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of the calculation of basic and diluted net loss per share
	March 31, 2022	March 31, 2021
Numerator:
Net loss	$(25,103)	(19,260)
Denominator:
Weighted average shares outstanding – basic and dilutive	$12,527,229	$11,872,698
Basic and diluted net loss per share	$(2.00)	$(1.62)

	December 31,
	2021	2020
Numerator:
Net loss	$(79,540)	$(74,407)
Less: deemed dividend related to the exchange of Preferred Stock Series D-3A for Preferred Stock Series D-3	—	(3,182)
Net loss attributable to common stockholders	$(79,540)	$(77,589)
Denominator:
Weighted average shares outstanding – Basic and Dilutive	12,104,523	11,780,078
Basic and Diluted Net Loss Per Share	$(6.57)	$(6.59)

Schedule of outstanding shares of potentially dilutive securities
	March 31, 2022	March 31, 2021
Stock options	5,039,511	4,926,154
Series C warrants	362,652	—
Common stock warrants	191,355	261,696
Preferred stock	19,248,537	19,132,387
Total	24,842,055	24,320,237

	December 31,
	2021	2020
Stock options	5,475,283	5,178,276
Series C Warrants	—	134,126
Common stock warrants	191,355	—
Preferred Stock	19,248,537	19,132,387
Total	24,915,175	24,444,789